Himax Technologies, Inc. (the Parent Company only) (Tables) - Equity attributable to owners of parent [member]	12 Months Ended
Dec. 31, 2019
IFRS Statement [Line Items]
Schedule of condensed statements of financial position

Condensed Statements of Financial Position

	December 31,	December 31,
	2018	2019
	(in thousands)

Cash	$813	1,002
Financial asset at amortized cost	4,819	4,920
Other receivable from related party	2,780	-
Other current assets	502	169
Financial asset at fair value through profit or loss	8,230	11,985
Investments in subsidiaries and affiliates	755,680	743,331
Total assets	$772,824	761,407

Current liabilities	$227	169
Secured borrowings	164,000	164,000
Debt borrowing from a subsidiary	162,049	164,251
Total equity	446,548	432,987
Total liabilities and equity	$772,824	761,407

Schedule of condensed statement of profit or loss

Condensed Statements of Profit or Loss

	Year ended December 31,
	2017	2018	2019
	(in thousands)

Revenues	$-	-	-
Costs and expenses	236	273	1,206
Operating loss	(236)	(273)	(1,206)
Interest income	170	200	162
Changes in fair value of financial assets at fair value through profit or loss	-	2,094	3,755
Foreign currency exchange losses, net	-	(257)	(69)
Finance costs	(2,322)	(3,491)	(4,165)
Share of profits (loss) of subsidiaries and affiliates	30,068	10,296	(12,091)
Profit (loss) before income taxes	27,680	8,569	(13,614)
Income tax expense	-	-	-
Profit (loss) for the year	$27,680	8,569	(13,614)

Schedule of condensed statements of other comprehensive income

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2017	2018	2019
	(in thousands)

Profit (loss) for the year	$27,680	8,569	(13,614)
Other comprehensive income:
Items that will not be reclassified to profit or loss:	(67)	424	142
Remeasurements of defined benefit pension plans	(82)	1,269	197
Unrealized loss on financial assets at fair value through other comprehensive income	-	(676)	(30)
Income tax related to items that will not be reclassified subsequently	15	(169)	(25)
Items that may be reclassified subsequently to profit or loss:	1,175	(334)	(545)
Unrealized gains on financial assets at fair value through profit or loss	313	-	-
Foreign operations - foreign currency translation differences	862	(334)	(545)
Other comprehensive income for the year, net of tax	1,108	90	(403)
Total comprehensive income for the year	$28,788	8,659	(14,017)

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Cash flows from operating activities:
Profit (loss) for the year	$27,680	8,569	(13,614)
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	-	(2,094)	(3,755)
Interest income	(170)	(200)	(162)
Finance costs	2,322	3,491	4,165
Share of profits (loss) of subsidiaries and affiliates	(30,068)	(10,296)	12,091
Unrealized foreign currency exchange losses	-	257	69
	(236)	(273)	(1,206)
Changes in:
Other current assets	439	(2)	320
Other current liabilities	(1,746)	(2,734)	(58)
Cash generated from operating activities	(1,543)	(3,009)	(944)
Interest received	131	199	174
Interest paid	(547)	(766)	(844)
Net cash used in operating activities	(1,959)	(3,576)	(1,614)

Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(158)	(195)	(170)
Acquisitions of equity method investment	(6,850)	-	-
Proceeds from disposal of equity method investment	4,825	-	-
Proceeds from capital reduction of investment	8,000	-	-
Cash received from (paid for) loan made to related party	4,400	(29)	2,780
Net cash provided by (used in) investing activities	10,217	(224)	2,610
Cash flows from financing activities:
Payments of cash dividends	(41,281)	(17,210)	-
Proceeds from secured borrowings	151,000	91,000	158,000
Repayment of secured borrowings	(123,000)	(74,000)	(158,000)
Proceeds from issue of RSUs from subsidiaries	872	336	311
Proceeds from debt from a subsidiary	166,025	154,281	150,430
Repayment of debt from a subsidiary	(161,271)	(151,156)	(151,548)
Net cash provided by (used in) financing activities	(7,655)	3,251	(807)
Net increase (decrease) in cash	603	(549)	189
Cash at beginning of year	759	1,362	813
Cash at end of year	$1,362	813	1,002